UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5930

        Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          05/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	May 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.2% (2.7% of Total Investments)
$ 5,170	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	Baa3	$ 5,227,542
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,277,590
	Series 2003A-1, 6.750%, 6/01/39

	Education and Civic Organizations - 6.9% (4.6% of Total Investments)
4,730	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes,	10/11 at 101.00	A-	5,084,419
	Series 2001, 5.500%, 10/01/21
4,730	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19 - AMBAC	11/12 at 100.00	AAA	5,149,504
	Insured
1,500	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH - Irvine	8/12 at 100.00	A	1,592,805
	East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 - ACA Insured
2,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 -	5/13 at 100.00	AAA	2,204,960
	AMBAC Insured

	Healthcare - 10.7% (7.1% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3	3,276,840
	Series 1999A, 6.125%, 12/01/30
2,630	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,	11/05 at 100.00	A	2,635,050
	Valley Memorial Hospital, Series 1993A, 6.000%, 5/01/17
5,500	California Statewide Community Development Authority, Certificates of Participation Refunding, St.	7/07 at 102.00	AA-	5,732,045
	Joseph Health System, Series 1997, 5.125%, 7/01/17
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
300	5.250%, 7/01/24	7/15 at 100.00	BBB+	317,691
630	5.250%, 7/01/35	7/15 at 100.00	BBB+	659,144
2,000	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System,	No Opt. Call	AAA	2,216,260
	Series 1998A, 5.000%, 8/01/22 - AMBAC Insured
	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community
	Hospitals of Central California, Series 1993:
2,275	5.250%, 2/01/13	8/05 at 100.00	Baa2	2,276,797
4,665	5.000%, 2/01/23	8/05 at 100.00	Baa2	4,665,467

	Housing/Multifamily - 4.9% (3.2% of Total Investments)
3,750	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	3,889,500
	Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	3/07 at 102.00	AAA	4,067,450
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)
2,030	Los Angeles County Community Development Commission, California, FHA-Insured Section 8 Assisted	11/05 at 100.00	Aaa	2,045,387
	Mortgage Revenue Refunding Bonds, Los Tomas Apartments, Series 1993, 6.500%, 7/15/23

	Tax Obligation/General - 32.0% (21.2% of Total Investments)
6,435	California, General Obligation Veterans Welfare Bonds, Series 2000BT, 5.375%, 12/01/16	12/05 at 101.00	A	6,571,937
	(Alternative Minimum Tax)
	California, General Obligation Bonds, Series 2003:
2,350	5.250%, 2/01/21	8/13 at 100.00	A	2,583,379
2,000	5.250%, 2/01/22 - CIFG Insured	8/13 at 100.00	AAA	2,170,420
	California, General Obligation Bonds, Series 2004:
500	5.000%, 2/01/23	2/14 at 100.00	A	530,830
3,950	5.200%, 4/01/26	4/14 at 100.00	A	4,237,876
3,400	5.250%, 4/01/34	4/14 at 100.00	A	3,638,986
3,550	Centinela Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	4,060,810
	Bonds, Series 2002A, 5.250%, 2/01/26 - MBIA Insured
1,530	Long Beach Community College District, California, General Obligation Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AAA	1,673,055
	5/01/18 - MBIA Insured
1,320	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,417,324
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
1,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2004A-2, 5.000%,	7/14 at 100.00	AAA	1,084,620
	7/01/20 - FGIC Insured
8,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D, 5.375%,	7/10 at 100.00	AAA	8,611,680
	7/01/25 - FGIC Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series 2003B,	No Opt. Call	AAA	1,657,886
	0.000%, 8/01/27 - FGIC Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	AAA	3,079,752
	2001A, 5.750%, 8/01/30 - MBIA Insured
6,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1993, 7.000%, 7/01/10 - MBIA	No Opt. Call	AAA	7,097,160
	Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
1,485	5.250%, 8/01/25 - MBIA Insured	8/14 at 100.00	AAA	1,629,179
1,980	5.250%, 8/01/26 - MBIA Insured	8/14 at 100.00	AAA	2,167,466
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	4,520,760
	2003E, 5.250%, 7/01/22 - FSA Insured
3,000	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation	9/10 at 100.00	AAA	3,348,630
	Bonds, Series 2000B, 5.600%, 9/01/24 - FGIC Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
340	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	366,115
495	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	530,447
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aaa	2,666,950
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 - FSA Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	8/15 at 102.00	AAA	1,571,530
	Series 2005, 5.000%, 8/01/24 - MBIA Insured

	Tax Obligation/Limited - 30.1% (19.9% of Total Investments)
	California, Economic Recovery Revenue Bonds, Series 2004A:
4,170	5.000%, 7/01/15	7/14 at 100.00	AA-	4,603,472
2,500	5.000%, 7/01/16	7/11 at 100.00	AA-	2,703,100
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series	12/13 at 100.00	A-	1,752,818
	2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	3,368,973
	State Hospital, Series 2004A, 5.500%, 6/01/19
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2002A,	3/12 at 100.00	AAA	5,434,625
	5.250%, 3/01/22 - AMBAC Insured
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A, 5.000%,	9/09 at 102.00	AAA	2,664,575
	9/01/20 - FSA Insured
3,750	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	A-	4,071,712
	Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
310	5.000%, 9/01/20 (WI, settling 6/07/05) - XLCA Insured	9/15 at 100.00	AAA	334,890
1,750	5.000%, 9/01/25 (WI, settling 6/07/05) - XLCA Insured	9/15 at 100.00	AAA	1,866,270
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation,	3/14 at 100.00	AAA	1,493,334
	Series 2005, 5.000%, 3/01/22 - FSA Insured
2,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	2,247,980
	Redevelopment Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured
8,800	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -	7/06 at 102.00	AAA	9,235,864
	MBIA Insured
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	8/13 at 100.00	AAA	1,064,370
	Series 2003, 5.000%, 8/01/23 - MBIA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	A	4,281,960
	7/01/36
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,152,150
	5.400%, 11/01/20 - MBIA Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series
	2003:
3,850	5.000%, 6/01/19 - MBIA Insured	6/13 at 100.00	AAA	4,134,554
2,695	5.000%, 6/01/20 - MBIA Insured	6/13 at 100.00	AAA	2,886,534
1,500	5.000%, 6/01/21 - MBIA Insured	6/13 at 100.00	AAA	1,602,360
	Sweetwater Union High School District, San Diego County, California, Certificates of Participation,
	Series 2002:
2,000	5.000%, 9/01/23 - FSA Insured	9/12 at 102.00	AAA	2,134,900
4,015	5.000%, 9/01/24 - FSA Insured	9/12 at 102.00	AAA	4,289,024

	Transportation - 28.4% (18.8% of Total Investments)
5,360	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay	7/13 at 100.00	AAA	5,779,527
	Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 - FSA Insured
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	5,490,680
	Series 1999, 0.000%, 1/15/29
	Long Beach, California, Harbor Revenue Bonds, Series 2000A:
2,740	5.750%, 5/15/14 (Alternative Minimum Tax)	5/10 at 101.00	AA-	3,037,180
11,885	5.750%, 5/15/15 (Alternative Minimum Tax)	5/10 at 101.00	AA-	12,984,600
2,500	Orange County, California, Airport Revenue Refunding Bonds, John Wayne Airport, Series 2003,	7/13 at 100.00	AAA	2,707,950
	5.000%, 7/01/17 - FSA Insured
8,550	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	9,249,219
	Tax) - FGIC Insured
1,400	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 - FGIC Insured	11/12 at 100.00	AAA	1,530,088
14,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	14,982,100
	Second Series 2000, Issue 25, 5.500%, 5/01/24 (Alternative Minimum Tax) - FSA Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	2,097,400
	Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 - FGIC Insured

	U.S. Guaranteed *** - 4.5% (3.0% of Total Investments)
590	California Statewide Community Development Authority, Certificates of Participation, Insured	No Opt. Call	N/R***	602,785
	Hospital Revenue Refunding Bonds, Triad Healthcare, Series 1992, 6.250%, 8/01/06
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	5,853,920
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax)
2,500	Hawthorne School District, Los Angeles County, California, General Obligation Bonds, Series 1997A,	11/08 at 102.00	AAA	2,762,325
	5.500%, 5/01/22 (Pre-refunded to 11/01/08) - FGIC Insured

	Utilities - 14.3% (9.4% of Total Investments)
747	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of	7/07 at 102.00	N/R	97,154
	Riverside, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax) #
5,250	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	A2	5,658,398
	5/01/18
4,945	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio	6/05 at 102.00	N/R	5,045,631
	Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	786,248
	5.000%, 7/01/21 - MBIA Insured
4,100	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series	9/05 at 102.00	Baa3	4,201,639
	2001, 6.750%, 9/01/31
10,450	Orange County Public Financing Authority, California, Waste Management System Revenue Refunding	No Opt. Call	Aaa	11,597,933
	Bonds, Series 1997, 5.250%, 12/01/13 (Alternative Minimum Tax) - AMBAC Insured
500	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2002Q,	8/12 at 100.00	AAA	546,615
	5.250%, 8/15/22 - FSA Insured
1,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T, 5.250%,	No Opt. Call	AAA	1,100,010
	5/15/23 - FGIC Insured

	Water and Sewer - 15.3% (10.1% of Total Investments)
2,500	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/13 at 100.00	AAA	2,780,850
	Series 2003Y, 5.250%, 12/01/16 - FGIC Insured
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled	10/13 at 100.00	AAA	1,091,120
	Financing Program, Series 2003A, 5.250%, 10/01/23 - FSA Insured
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	5,287,307
	5.250%, 7/01/20 - MBIA Insured
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation, Series	3/09 at 101.00	AAA	2,717,871
	1999A, 5.750%, 3/01/29 - AMBAC Insured
5,985	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2000A,	12/10 at 101.00	AA	6,672,317
	5.250%, 12/01/12
4,000	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding Bonds,	No Opt. Call	AAA	4,721,280
	Series 2001, 5.500%, 12/01/20 - AMBAC Insured
4,585	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of Participation,	8/12 at 101.00	AAA	5,157,712
	Series 1997A, 5.550%, 8/01/27 - AMBAC Insured
1,700	South Gate Utility Authority, California, Subordinate Revenue Bonds, Water and Sewer System	10/11 at 102.00	AAA	1,815,022
	Projects, Series 2001, 5.000%, 10/01/22 - FGIC Insured
945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project,	7/13 at 100.00	BBB+	1,001,813
	Series 2003, 5.625%, 7/01/43

$ 288,732	Total Long-Term Investments (cost $286,889,288) - 151.3%			308,215,402

	Other Assets Less Liabilities - 0.7%			1,497,644

	Preferred Shares, at Liquidation Value - (52.0)%			(106,000,000)

	Net Assets Applicable to Common Shares - 100%			$203,713,046

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
#	Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the
	benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the
	CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a
	sale of the facility was in the best interest of shareholders and proceeded accordingly. Investment valued at
	fair value using methods determined in good faith by or at the direction of the Board of Directors.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.

	At May 31, 2005, the cost of investments was $286,786,210.

	Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation			$22,075,553
	Depreciation			(646,361)

	Net unrealized appreciation of investments			$21,429,192

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         07/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         07/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         07/29/05

* Print the name and title of each signing officer under his or her signature.